Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Eaton Vance Municipals Trust
Central Index Key	dei_EntityCentralIndexKey	0000778365
Document Creation Date	dei_DocumentCreationDate	Nov. 23, 2015
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2015
Prospectus Date	rr_ProspectusDate	Dec. 01, 2015